Goodwill (Changes In Carrying Amount Of Goodwill) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Jun. 24, 2015	Jun. 25, 2014
Goodwill [Roll Forward]
Goodwill, Beginning balance		$ 196,268	$ 204,937
Accumulated impairment losses, Beginning balance	[1]	(62,834)	(62,834)
Goodwill, Net, Beginning balance		133,434	142,103
Adjustments	[2]	0	(8,387)
Foreign currency translation adjustment		(1,053)	(282)
Goodwill, Ending balance		195,215	196,268
Accumulated impairment losses, Ending balance		(62,834)	(62,834)	[1]
Goodwill, Net, Ending balance		$ 132,381	$ 133,434

[1]	(a)The impairment losses recorded in prior years are related to restaurant brands that we no longer own.
[2]	(b)The valuation of assets and liabilities related to the acquired Canadian restaurants was finalized during fiscal 2014 resulting in an adjustment of approximately $8.4 million to goodwill.